Consolidated shareholders’ equity - Summary of Number of Shares Used to Compute Diluted Earnings Per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Average number of shares outstanding (in shares)	1,220.4	1,251.4	1,251.7	[1]
Adjustment for stock options with dilutive effect (in shares)	0.1	0.1	0.2
Adjustment for restricted shares (in shares)	5.1	4.6	4.5
Average number of shares used to compute diluted earnings per share (in shares)	1,225.6	1,256.1	1,256.4	[1]

[1]	(a)2023 comparative figures were re-presented on a consistent basis from the date of the classification of Opella as a discontinued operation (2024).